Medtronic Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Medtronic Agreement
Medtronic Agreement

5.Medtronic Agreement

In June 2022, Legacy Orchestra, BackBeat Medical, LLC and Medtronic entered into the Medtronic Agreement for the development and commercialization of BackBeat CNT for the treatment of hypertension (“HTN”) in patients indicated for a cardiac pacemaker (the “Primary Field”). Under the terms of the Medtronic Agreement, the Company will sponsor a multinational pivotal study to support regulatory approval of BackBeat CNT in the Primary Field and be financially responsible for development, clinical and regulatory costs associated with this pivotal study. Medtronic is currently working with the Company to integrate BackBeat CNT into its top-of-the-line, commercially available dual-chamber pacemaker system for use in the pivotal trial and will provide development, clinical and regulatory resources in support of the pivotal trial, for which the Company will reimburse Medtronic at cost.

Under the terms of the Medtronic Agreement, Medtronic will have exclusive rights to commercialize BackBeat CNT-enabled pacing systems globally following receipt of regulatory approval. Medtronic would be entirely responsible for global commercialization following receipt of regulatory approvals, including manufacturing, sales, marketing and distribution costs.

The Company is expected to receive between $500 and $1,600 per BackBeat CNT-enabled device sold based on a formula of the higher of (1) a fixed dollar amount per BackBeat CNT-enabled device (amount varies materially on a country-by-country basis) or (2) a percentage of the BackBeat CNT-generated sales. Procedures using the BackBeat CNT-enabled pacemakers are expected to be billed under existing reimbursement codes.

Medtronic has a right of first negotiation through FDA approval of BackBeat CNT in the Primary Field, to expand its global rights to BackBeat CNT for the treatment of HTN patients not indicated for a pacemaker.

The Company assessed whether the Medtronic Agreement fell within the scope of ASC 808 and concluded that the Medtronic Agreement is a collaboration within the scope of ASC 808. In addition, the Company determined that Medtronic is a customer for a good or service that is a distinct unit of account, and therefore, the transactions in the Medtronic Agreement should be accounted for under ASC 606.

The Company has concluded that the license granted to Medtronic is not distinct from the development and implementation services that will be provided to Medtronic through the completion of the development of HTN indication, as Medtronic cannot obtain the benefit of the license without the related development and implementation services. ASC 606-10-55-65 includes an exception for the recognition of revenue relating to licenses of intellectual property with sales-based or usage-based royalties. Under this exception, royalty revenue is not recorded until the subsequent sale or usage occurs, or the performance obligation has been satisfied, whichever is later.

The Company concluded that the exemption applies and therefore, the royalty revenue associated with these performance obligations will be recognized as the underlying sales occur. Additionally, pursuant to the Medtronic Agreement, expenses incurred by Medtronic in connection with clinical device development and regulatory activities performed will be reimbursed by the Company. The Company will record such expenses as research and development expenses as incurred. During the three and six months ended June 30, 2023, the Company incurred approximately $1.0 million and $2.3 million, respectively, of research and development costs related to these reimbursements to the Medtronic Agreement, of which $1.9 million is included within accounts payable and accrued expenses in the Company’s June 30, 2023 condensed consolidated balance sheet.

Concurrently with the close of the Medtronic Agreement, Legacy Orchestra also received a $40 million investment from Medtronic in connection with Legacy Orchestra’s Series D-2 Preferred Stock financing. The equity was purchased at a fair value consistent with the price paid by other investors at that time, and accordingly, the proceeds received were recorded as an equity investment.

Through June 30, 2023, there have been no amounts recognized as revenue under the Medtronic Agreement.

4.Medtronic Agreement

In June 2022, Orchestra, BackBeat Medical, LLC and Medtronic, Inc. (an affiliate of Medtronic plc) (“Medtronic”) entered into the Medtronic Agreement for the development and commercialization of BackBeat CNT for the treatment of hypertension (“HTN”) in patients indicated for a cardiac pacemaker (the “Primary Field”). Under the terms of the Medtronic Agreement, Orchestra will sponsor a multinational pivotal study to support regulatory approval of BackBeat CNT in the Primary Field and be financially responsible for development, clinical and regulatory costs associated with this pivotal study. Medtronic is currently working with Orchestra to integrate BackBeat CNT into its top-of-the-line, commercially available dual-chamber pacemaker system for use in the pivotal trial and will provide development, clinical and regulatory resources in support of the pivotal trial, for which Orchestra will reimburse Medtronic at cost.

Under the terms of the Medtronic Agreement, Medtronic will have exclusive rights to commercialize BackBeat CNT-enabled pacing systems globally following receipt of regulatory approval. Medtronic would be entirely responsible for global commercialization following receipt of regulatory approvals, including manufacturing, sales, marketing and distribution costs.

Orchestra is expected to receive between $500 and $1,600 per BackBeat CNT enabled device sold based on a formula of the higher of (1) a fixed dollar amount per BackBeat CNT-enabled device (amount varies materially on a country-by-country basis) or (2) a percentage of the BackBeat CNT generated sales. Procedures using the BackBeat CNT-enabled pacemakers are expected to be billed under existing reimbursement codes.

Medtronic has a right of first negotiation through FDA approval of BackBeat CNT in the Primary Field, to expand its global rights to BackBeat CNT for the treatment of HTN patients not indicated for a pacemaker.

The Company assessed whether the Medtronic Agreement fell within the scope of ASC 808 and concluded that the Medtronic Agreement fell within the scope of ASC 808. In addition, the Company determined that Medtronic is a customer for a good or service that is a distinct unit of account, and therefore, the transactions in the Medtronic Agreement should be accounted for under ASC 606.

The Company has concluded that the license granted to Medtronic is not distinct from the development and implementation services that will be provided to Medtronic through the completion of the development of HTN indication, as Medtronic cannot obtain the benefit of the license without the related development and implementation services. ASC 606-10-55-65 includes an exception for the recognition of revenue relating to licenses of intellectual property with sales-based or usage-based royalties. Under this exception, royalty revenue is not recorded until the subsequent sale or usage occurs, or the performance obligation has been satisfied, whichever is later.

The Company concluded that the exemption applies and therefore, the royalty revenue associated with these performance obligations will be recognized as the underlying sales occur. Additionally, pursuant to the Medtronic Agreement, expenses incurred by Medtronic in connection with clinical device development and regulatory activities performed will be reimbursed by Orchestra. The Company will record such expenses as research and development expenses as incurred. During the year ended December 31, 2022, the Company incurred approximately $1.7 million of research and development costs related to these reimbursements to the Medtronic Agreement, all of which is included within accounts payable and accrued expenses in the December 31, 2022 consolidated balance sheet.

Concurrently with the close of the Medtronic Agreement, Orchestra also received a $40 million investment from Medtronic in connection with a private placement financing. The equity was purchased at a fair value consistent with the price paid by other investors at that time, and accordingly, the proceeds received were recorded as an equity investment.

Through December 31, 2022, there have been no amounts recognized as revenue under the Medtronic Agreement.